Prepayments and other assets- Movement in allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments and other assets
Balance at beginning of the year	$ 6,223	$ 6,186	$ 10,667
Additions	49	299
Reversals	(112)	(169)	(100)
Write-off	(758)	(34)	(4,234)
Exchange difference	114	(59)	(147)
Balance at end of the year	$ 5,516	$ 6,223	$ 6,186